Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,814,905
Proposed Maximum Offering Price per Unit	21.56
Maximum Aggregate Offering Price	$ 82,249,351.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,592.38
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	602,570
Proposed Maximum Offering Price per Unit	18.33
Maximum Aggregate Offering Price	$ 11,045,108.1
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,691.01